Fair Value Measurements	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Fair Value Measurements
Fair Value Measurements
3.	Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under the Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurement (“FASB ASC 820”) are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2: Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted prices that are observable for the asset or liability; and
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes to the methodologies used at December 31, 2025 and 2024.

Mutual Funds and Money Market Fund: The money market fund and mutual funds are valued at the daily closing price as reported by each fund. These funds are registered with the Securities and Exchange Commission and are required to publish their daily net asset value and to transact at that price. These funds held by the Plan are deemed to be actively traded.

Company Common Stock: Company common stock is valued at the closing price reported on the active market on which the individual security is traded.

Self-Directed Brokerage Accounts (“SDBA”): The SDBA includes a variety of common stocks, interest bearing cash, mutual funds, and bonds. Interest bearing cash is valued at amortized cost plus accrued interest, which approximates fair value.

Collective Investment Trust Funds: Valued at the net asset value of units of a collective investment trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments subject to the fair value hierarchy:
Mutual funds	$146,862,761	$—	$—	$146,862,761
Company common stock	4,006,292	—	—	4,006,292
Money market fund	9,296,915	—	—	9,296,915
Self-directed brokerage accounts	11,343,120	—	—	11,343,120

Investments measured at net asset value as a practical expedient (a) (b)				419,392,453

Total investments, at fair value				$590,901,541

Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments subject to the fair value hierarchy:
Mutual funds	$486,986,976	$—	$—	$486,986,976
Company common stock	4,191,157	—	—	4,191,157
Money market fund	7,871,605	—	—	7,871,605
Self-directed brokerage accounts	7,951,984	—	—	7,951,984

Investments measured at net asset value as a practical expedient (a)				1,607,943

Total investments, at fair value				$508,609,665
(a)

Certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

(b)

Effective with the Plan year, certain T. Rowe Price target date retirement mutual funds were replaced with T. Rowe Price Retirement Active Trusts. This resulted in a change in the classification of investments from mutual funds to collective investment trusts which are measured at net asset value.